Share Based Payments (Schedule of Outstanding Units Activity) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	974,176	883,068
Granted, other units	101,612	91,108
Paid, other units	(225,724)
Outstanding, other than options, ending	850,064	974,176
Outstanding, beginning balance, fair value	$ 5,094,000	$ 4,992,000
Fair Value, granted, other units	482,000	429,000
Outstanding, ending balance, fair value	3,116,000	5,094,000
Fair Value, Paid in Cash, other units	(1,251,000)
Change in fair value, other units	$ (1,209,000)	$ (327,000)
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units	422,030
Cash Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	980,476	1,337,720
Paid, other units	(405,821)	(406,022)
Forfeited or cancelled, other units	(3,029)	(5,007)
Outstanding, other than options, ending	659,385	980,476
Outstanding, beginning balance, fair value	$ 3,935,000	$ 4,489,000
Fair value, forfeited or cancelled, other units	(15,000)	(5,000)
Outstanding, ending balance, fair value	2,057,000	3,935,000
Fair value, Current portion	1,932,000
Fair value, Non-current portion	125,000
Fair Value, Paid in Cash, other units	(1,915,000)	(2,114,000)
Change in fair value, other units	$ (362,000)	$ 1,310,000
Cash Settled, Restricted Share Units [Member] | Officers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units	16,129	15,748
Fair Value, granted, other units	$ 76,000	$ 74,000
Cash Settled, Restricted Share Units [Member] | Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units	71,630	38,037
Fair Value, granted, other units	$ 338,000	$ 181,000
Equity Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	390,751
Paid, other units	(78,150)
Outstanding, other than options, ending	734,631	390,751
Equity Settled, Restricted Share Units [Member] | Officers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units	417,135	390,751
Equity Settled, Restricted Share Units [Member] | Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units	4,895
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units	1,002,166
Cash Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning | item	553,459	885,535
Paid, other units | item	(553,459)	(332,076)
Outstanding, other than options, ending | item		553,459
Outstanding, beginning balance, fair value	$ 2,691,000	$ 3,545,000
Outstanding, ending balance, fair value		2,691,000
Fair Value, Paid in Cash, other units	(2,596,000)	(1,770,000)
Fair value increase (decrease), other units		$ (916,000)
Change in fair value, other units	$ (95,000)
Equity Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | item	1,002,166
Outstanding, other than options, ending | item	1,002,166